CONSOLIDATED STATEMENTS OF CASH FLOWS - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Income before income tax and noncontrolling interest from continuing operations	₱ 37,690	₱ 40,544	₱ 34,710
Loss before income tax and noncontrolling interest from discontinued operations (Note 2)			(41)
Income before income tax	37,690	40,544	34,669
Adjustments for:
Depreciation and amortization (Notes 9, 10, 14 and 18)	59,487	56,228	58,683
Interest on loans and other related items – net (Note 5)	13,197	11,031	9,990
Accretion on lease liabilities (Notes 2, 5 and 10)	4,579	3,935	3,268
Asset impairment (Note 5)	3,970	4,321	4,436
Pension benefit costs (Notes 5 and 25)	1,434	1,441	1,426
Foreign exchange losses (gains) - net (Note 5 and 27)	550	36	(1,153)
Equity share in net losses of associates and joint ventures (Notes 5 and 11)	428	990	2,806
Accretion on financial liabilities (Notes 5 and 20)	372	455	409
Losses (Gains) on derivative financial instruments - net (Notes 5 and 27)	41	(1,641)	743
Incentive plan (Notes 5 and 25)		1,136	839
Impairment of investments (Note 11)			70
Income from prescription of preferred shares redemption liability (Notes 19)		(71)
Gains on disposal of property and equipment (Note 5)	(79)	(85)	(468)
Interest income (Note 5)	(719)	(916)	(1,017)
Gain on sale and leaseback of telecom towers (Notes 5 and 9)	(887)	(1,442)	(7,777)
Others	(781)	(864)	(166)
Operating income before changes in assets and liabilities	119,282	115,098	106,758
Decrease (increase) in:
Prepayments	5,731	21,034	10,264
Inventories and supplies	1,742	31	597
Contract assets	265	(139)	101
Trade and other receivables	(2,052)	(9,137)	952
Other financial and non-financial assets	279	(1,824)	156
Increase (decrease) in:
Customers deposits	(784)	(194)	(75)
Pension and other employee benefits	(5,466)	(3,355)	(5,174)
Accounts payable	(7,754)	(27,765)	(21,285)
Accrued expenses and other current liabilities	(9,921)	(8,716)	(4,414)
Other noncurrent liabilities	72	(20)	(57)
Net cash flows generated from operations	101,394	85,013	87,823
Income taxes paid	(2,656)	(3,282)	(2,058)
Net cash flows from operating activities	98,738	81,731	85,765
Proceeds from:
Disposal of property and equipment (Note 9)	1,220	4,827	23,971
Return of capital on an investment in joint venture (Note 11)	600
Disposal of investments in associates and joint ventures	175
Maturity of short-term investments	126	21	440
Redemption of investment in debt securities (Note 12)	25	200
Interest received	686	881	973
Payments for:
Purchase of short-term investments		(37)	(449)
Purchase of financial assets at fair value through profit or loss		(166)
Acquisition of investments in associates and joint ventures (Note 11)	(186)	(3,770)	(1,636)
Acquisition of intangibles	(217)	(29)
Interest capitalized to property and equipment (Notes 5 and 9)	(2,724)	(2,589)	(2,169)
Purchase of property and equipment (Note 9)	(60,140)	(65,668)	(76,266)
Decrease (Increase) in other financial and non-financial assets	(544)	626	18
Net cash flows used in investing activities	(60,979)	(65,704)	(55,118)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Availments of long-term debt (Notes 20 and 28)	36,150	37,000	38,000
Availments of short-term debt (Notes 20 and 28)	1,322
Collections of derivative financial instruments - net (Notes 27 and 28)		704
Return of preferred shares redemption fund (Note 19)		71
Payments for:
Distribution charges on perpetual notes (Note 19)		(59)	(236)
Redemption of perpetual notes (Note 19)		(4,200)
Settlements of derivative financial instruments - net (Notes 27 and 28)	(243)		(607)
Debt issuance costs (Notes 20 and 28)	(271)	(219)	(214)
Short-term debt (Notes 20 and 28)	(1,022)		(10,000)
Interest - net of capitalized portion (Notes 5 and 28)	(13,233)	(10,740)	(9,715)
Obligations under lease liabilities (Notes 10 and 28)	(14,328)	(12,079)	(10,707)
Cash dividends (Notes 19 and 28)	(20,590)	(20,750)	(23,328)
Long-term debt (Notes 20 and 28)	(23,712)	(12,059)	(22,611)
Net cash flows used in financing activities	(35,927)	(22,331)	(39,418)
NET EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	23	138	(263)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,855	(6,166)	(9,034)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR (Note 15)	10,011	16,177	25,211
CASH AND CASH EQUIVALENTS AT END OF THE YEAR (Note 15)	₱ 11,866	₱ 10,011	₱ 16,177